Share Option - Summary of Terms and Conditions Related to Grants of Share Options under Share Option Program (Detail)	12 Months Ended
Dec. 31, 2018 KRW (₩)
One Store Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 27, 2018
Types of shares to be issued	Common shares of One Store Co., Ltd.
Grant method	Issuance of new shares
Number of shares	1,032,000
Exercise price	₩ 5,390,000,000
Exercise period	Apr. 28, 2020~ Apr. 27, 2024
Vesting conditions	2 years' service from the grant date
Series 1-1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	22,168
Exercise price	₩ 246,750,000,000
Exercise period	Mar. 25, 2019 ~ Mar. 24, 2022
Vesting conditions	2 years' service from the grant date
Series 1-2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 24, 2017
Types of shares to be issued	Registered common shares
Grant method	Reissue of treasury shares
Number of shares	22,168
Exercise price	₩ 266,490,000,000
Exercise period	Mar. 25, 2020 ~ Mar. 24, 2023
Vesting conditions	3 years' service from the grant date
Series 1-3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	22,168
Exercise price	₩ 287,810,000,000
Exercise period	Mar. 25, 2021 ~ Mar. 24, 2024
Vesting conditions	4 years' service from the grant date
Series 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	February 20, 2018
Number of shares	1,358
Exercise price	₩ 254,120,000,000
Exercise period	Feb. 21, 2020~ Feb. 20, 2023
Vesting conditions	2 years' service from the grant date